CONSOLIDATED STATEMENT OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Series A preferred shares	Series B preferred shares	Total Bona Film Group Limited's equity	Total Bona Film Group Limited's equity Series A preferred shares	Total Bona Film Group Limited's equity Series B preferred shares	Ordinary shares	Ordinary shares Series A preferred shares	Ordinary shares Series B preferred shares	Additional paid-in capital	Additional paid-in capital Series A preferred shares	Additional paid-in capital Series B preferred shares	Statutory reserves	Accumulated profit (deficit)	Accumulated profit (deficit) Series A preferred shares	Accumulated profit (deficit) Series B preferred shares	Accumulated other comprehensive income	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 807,447			$ 41,958			$ 3,125			$ 3,969,227			$ 740,036	$ (5,288,021)			$ 617,591	$ 765,489
Balance (in shares) at Dec. 31, 2008							6,250,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	4,486			4,486			1,402			3,084
Issuance of ordinary shares (in shares)							2,803,614
Repurchase and cancellation of shares	(3,500,000)			(3,500,000)			(621)			(1,366)				(3,498,013)
Repurchase and cancellation of shares (in shares)							(1,241,958)
Deemed dividend of preferred shares		(973,399)	(421,586)		(973,399)	(421,586)									(973,399)	(421,586)
Net income (loss)	5,459,665			5,628,094										5,628,094				(168,429)	5,459,665
Share-based compensation	132,902			132,902						132,902
Transfer to statutory reserves													1,008,419	(1,008,419)
Foreign currency translation adjustments	(142,675)			(142,676)													(142,676)	1	(142,675)
Total comprehensive income (loss)																			5,316,990
Balance at Dec. 31, 2009	1,366,840			769,779			3,906			4,103,847			1,748,455	(5,561,344)			474,915	597,061
Balance (in shares at Dec. 31, 2009							7,811,656
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	26,123,192			26,123,192			2,905			26,120,287
Issuance of ordinary shares (in shares)							5,810,320
Exercise of options	2,000,000			2,000,000			158			1,999,842
Exercise of options (in shares)							317,072
Elimination of derivatives liabilities	17,907,000			17,907,000						17,907,000
Conversion of preferred shares to ordinary shares		10,781,632	14,694,536		10,781,632	14,694,536		2,926	1,845		10,778,706	14,692,691
Conversion of preferred shares to ordinary shares (in shares)								5,849,856	3,690,577
Issuance of ordinary shares on initial public offering ("IPO") (net of issuance cost of US$3,559,581)	89,245,119			89,245,119			2,935			89,242,184
Issuance of ordinary shares on IPO (in shares)							5,870,000
Deemed dividend of preferred shares		(1,053,766)	(1,096,380)		(1,053,766)	(1,096,380)									(1,053,766)	(1,096,380)
Net income (loss)	(4,223,060)			(4,091,374)										(4,091,374)				(131,686)	(4,223,060)
Share-based compensation	447,345			447,345						447,345
Transfer to statutory reserves													227,260	(227,260)
Foreign currency translation adjustments	1,566,000			1,559,239													1,559,239	6,761	1,566,000
Noncontrolling interests resulted from acquisition of movie theaters	2,071,408																	2,071,408
Capital contribution by a noncontrolling shareholder	364,421																	364,421
Acquisition of equity interests from a noncontrolling shareholder	(122,121)			683,434						683,434								(805,555)
Total comprehensive income (loss)																			(2,657,060)
Balance at Dec. 31, 2010	160,072,166			157,969,756			14,675			165,975,336			1,975,715	(12,030,124)			2,034,154	2,102,410
Balance (in shares at Dec. 31, 2010	29,349,481						29,349,481
Increase (Decrease) in Stockholders' Equity
IPO cost	(350,000)			(350,000)						(350,000)
Exercise of options	247,387			247,387			20			247,367
Exercise of options (in shares)							39,608
Net income (loss)	14,572,376			14,432,081										14,432,081				140,295	14,572,376
Share-based compensation	3,647,144			3,647,144						3,647,144
Transfer to statutory reserves													69,155	(69,155)
Foreign currency translation adjustments	3,449,951			3,402,151													3,402,151	47,800	3,449,951
Noncontrolling interests resulted from acquisition of movie theaters	1,155,121																	1,155,121
Total comprehensive income (loss)																			18,022,327
Balance at Dec. 31, 2011	$ 182,794,145			$ 179,348,519			$ 14,695			$ 169,519,847			$ 2,044,870	$ 2,332,802			$ 5,436,305	$ 3,445,626
Balance (in shares at Dec. 31, 2011	29,389,089						29,389,089